Share-Based Compensation - Summary of WhiteWave Foods Stock Option Activity (Detail) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014		Dec. 31, 2013	Dec. 31, 2012
Number of options
Options outstanding, beginning balance	11,120,585		2,445,327
Granted	1,209,850		1,254,273
Forfeited, cancelled and expired	(480,187)	[1]	(112,550)
Exercised	(392,112)		(775,322)
Converted from Dean Foods at Distribution			8,308,857
Options outstanding, ending balance	11,458,136		11,120,585	2,445,327
Options vested and expected to vest	11,355,840		11,025,166
Options exercisable, ending balance	7,388,163		6,979,943	0
Weighted average contractual life
Options vested and expected to vest			0 years
Options exercisable			0 years	4 years 6 months 26 days
Aggregate intrinsic value
Options outstanding	$ 164,361,965		$ 69,675,057
Options vested and expected to vest	163,254,278		68,957,640
Options exercisable, ending balance	$ 108,324,444		$ 34,626,681	$ 0
WhiteWave Foods [Member]
Weighted average exercise price
Options outstanding, beginning balance	$ 17.12		$ 16.98
Granted	$ 26.49		$ 15.19
Forfeited, cancelled and expired	$ 17.47	[1]	$ 20.66
Exercised	$ 19.22		$ 16.58
Converted from Dean Foods at Distribution			$ 17.45
Options outstanding, ending balance	$ 18.03		$ 17.12
Options vested and expected to vest	$ 17.99		$ 17.14
Options exercisable, ending balance	$ 17.71		$ 18.69	$ 0.00
Weighted average contractual life
Options outstanding	6 years 5 months 19 days		6 years 2 months 23 days
Options vested and expected to vest	6 years 5 months 12 days		6 years 2 months 16 days
Options exercisable	5 years 3 months 4 days		4 years 9 months 26 days

[1]	Pursuant to the terms of the 2012 SIP, options that are cancelled or forfeited may be available for future grants.